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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended September 30, 2003

If amended report check here          |_|           Amended Number:  _______

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        November 6, 2003  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            49
                                              --------------

Form 13F Information Table Value Total:         $692,961
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
                             TITLE            FAIR                                 INVESTMENT D  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF     CUSIP   MARKET          SHARE           SOLE SHARED NONE MANAGERS  SOLE  SHARED  NONE
                             CLASS   NUMBER   VALUE (000's)   AMOUNT         (A)   (B)   ( C )          (A)    (B)    ( C )
X-Rite Inc.                  COM   983857103  58629.15        515195         SOLE                       X
Textron Inc.                 COM   883203101  76019.16        192697         SOLE                       X
Trinity Industries Inc.      COM   896522109  198717.01       768731         SOLE                       X
Toys R Us                    COM   892335100  576261.18       4790201        SOLE                       X
Southwest Gas                COM   844895102  17706.00        78000          SOLE                       X
Spectrum Control             COM   847615101  3966.15         57900          SOLE                       X
Sonoco Products              COM   835495102  219686.62       1000850        SOLE                       X
Snap-On Inc                  COM   833034101  250339.06       905385         SOLE                       X
Sears Roebuck                COM   812387108  10331.21        23625          SOLE                       X
Royce Value Trust            COM   780910105  3976.25         25246          SOLE                       X
Transocean, Inc.             COM   G90078109  315724.60       1578623        SOLE                       X
Readers Digest Association   COM   755267101  292470.65       2090569        SOLE                       X
Regal Beloit                 COM   758750103  218677.65       1071949        SOLE                       X
Parlex Corp.                 COM   701630105  77473.18        1019384        SOLE                       X
Phelps Dodge Corp.           COM   717265102  228433.61       488106         SOLE                       X
NS Group Inc.                COM   628916108  198764.70       3076853        SOLE                       X
Newmont Mining               COM   651639106  56202.58        143777         SOLE                       X
Maytag Corp.                 COM   578592107  231200.86       925915         SOLE                       X
Myers Industries Inc.        COM   628464109  204769.31       2045647        SOLE                       X
Maxwell Technologies         COM   577767106  228850.62       2525945        SOLE                       X
Matrix Service Company       COM   576853105  99855.85        560044         SOLE                       X
Martin Marietta Materials, InCOM   573284106  286501.00       786011         SOLE                       X
MBIA Inc                     COM   55262C100  43517.00        79165          SOLE                       X
Lufkin Industries            COM   549764108  4609.20         19205          SOLE                       X
Learning Tree                COM   522015106  44992.23        268290         SOLE                       X
Lesco Inc.                   COM   526872106  23786.38        217824         SOLE                       X
Layne Christensen Company    COM   521050104  136939.46       1427196        SOLE                       X
Lawson Products              COM   520776105  72486.36        268468         SOLE                       X
Japan Smaller Capitalization COM   47109U104  139424.29       1532135        SOLE                       X
Hubbell Inc. Class B         COM   443510201  35555.86        97440          SOLE                       X
Corning Inc.                 COM   219350105  4818.71         51154          SOLE                       X
Great Lakes Chemical         COM   390568103  263345.58       1309526        SOLE                       X
Gardner Denver Inc.          COM   365558105  166143.72       790784         SOLE                       X
Ethan Allen Interiors        COM   297602104  171967.50       477687         SOLE                       X
Evans & Sutherland           COM   299096107  25755.01        427540         SOLE                       X
Eastman Kodak                COM   277461109  107922.87       515391         SOLE                       X
Dynamics Research            COM   268057106  12963.03        68187          SOLE                       X
Donnelley R. R. & Sons Co.   COM   257867101  295963.46       1190042        SOLE                       X
Cummins Inc.                 COM   231021106  59981.45        135002         SOLE                       X
Crown Pacific Partners LP    COM   228439105  1927.05         1674242        SOLE                       X
CPI Corp.                    COM   125902106  295130.18       1603968        SOLE                       X
Computer Associates Intl Inc.COM   204912109  10541.52        40373          SOLE                       X
Belden Inc.                  COM   077459105  91400.42        523185         SOLE                       X
Berkshire Hathaway Cl B      COM   084670207  14277.12        572            SOLE                       X
Blair Corp                   COM   092828102  6957.60         33450          SOLE                       X
Astec Industries Inc.        COM   046224101  280355.49       2721898        SOLE                       X
Ampco Pittsburgh             COM   032037103  101150.43       843623         SOLE                       X
AAR Corp.                    COM   000361105  371820.57       4636167        SOLE                       X
Adaptec Inc.                 COM   00651f108  84274.34        1114740        SOLE                       X
Automatic Data Processing    COM   053015103  207048.22       577540         SOLE                       X


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